Intangible Assets and Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets	Intangible assets are stated at cost or acquisition-date fair value less accumulated amortization and consists of the following:
	Weighted Average Remaining Useful Life (in Years)	September 30, 2023
		Gross Carrying Amount (a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	3.3	$3,014	$(1,822)	$1,192
Outsource contract costs	0.8	404	(400)	4
Total intangibles, net		$3,418	$(2,222)	$1,196
	Weighted Average Remaining Useful Life (in Years)	December 31, 2022
		Gross Carrying Amount (a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	5.0	$3,049	$(1,564)	$1,485
Outsource contract costs	1.5	449	(405)	44
Total intangibles, net		$3,498	$(1,969)	$1,529
Intangible assets are stated at cost or acquisition-date fair value less amortization and impairment and consist of the following:
(dollars in thousands)	Weighted Average Remaining Useful Life (in Years)	December 31, 2022
		Gross Carrying Amount(a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	5	$3,049	$(1,564)	$1,485
Outsource contract costs	1.5	449	(405)	44
Internally developed software	0.9	2,485	(2,485)	—
Developed technology	—	4,759	(4,759)	—
Total intangibles, net		$10,742	$(9,213)	$1,529
(dollars in thousands)	Weighted Average Remaining Useful Life (in Years)	December 31, 2021
		Gross Carrying Amount(a)	Accumulated Amortization	Intangible Asset, net
Customer relationships	5	$3,232	$(1,263)	$1,969
Outsource contract costs	2.1	489	(429)	60
Internally developed software	0.9	2,777	(2,518)	259
Developed technology	—	4,759	(4,759)	—
Total intangibles, net		$11,257	$(8,969)	$2,288

Schedule of Estimated Intangibles Amortization Expense	Estimated intangibles amortization expense for the four years consists of the following:
(dollars in thousands)	Estimated Amortization Expenses
2023	$414
2024	375
2025	372
2026	368
$1,529

Schedule of Goodwill by Reporting segment	Goodwill by reporting segment consists of the following:
(dollars in thousands)	Balances as at January 1, 2023	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at September 30, 2023
Bills and Payments	$9,689	$—	$—	$—	$(98)	$9,592
Technology	12,373	—	—	—	(124)	12,249
Total	$22,062	$—	$—	$—	$(222)	$21,841
(dollars in thousands)	Balances as at January 1, 2022	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at December 31, 2022
Bills and Payments	$10,447	$—	$—	$—	$(758)	$9,689
Technology	13,505	—	—	—	(1,132)	12,373
Total	$23,952	$—	$—	$—	$(1,890)	$22,062
Goodwill by reporting segment consists of the following:
(dollars in thousands)	Balances as of January 1, 2022	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at December 31, 2022
Bills and Payments	$10,447	$—	$—	$—	$(758)	$9,689
Technology	13,505	—	—	—	(1,132)	12,373
Total	$23,952	$—	$—	$—	(1,890)	$22,062
(dollars in thousands)	Balances as of January 1, 2021	Additions	Disposals	Impairments	Currency Translation Adjustments	Balances as at December 31, 2021
Bills and Payments	$11,419	$—	$(253)	$—	$(719)	$10,447
Technology	14,341	—	—	—	(836)	13,505
Total	$25,760	$—	$(253)	$—	(1,555)	$23,952